Angel Oak Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 53.4%	Par	Value
ATLX Trust
Series 2024-RPL1, Class A2, 4.41%, 04/25/2064 (a)(b)	$500,000	$489,642
Series 2024-RPL1, Class M1, 4.41%, 04/25/2064 (a)(b)	500,000	482,004
BRAVO Residential Funding Trust Series 2023-NQM2, Class A3, 4.50%, 05/25/2062 (a)(c)	786,488	785,733
Chase Mortgage Finance Corp. Series 2024-8, Class A5A, 5.50%, 08/25/2055 (a)(b)	2,500,005	2,537,310
CIM Trust Series 2022-R1, Class M3, 4.00%, 01/25/2061 (a)(b)	1,000,000	841,796
Colony American Finance Ltd. Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	300,000	269,620
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066 (a)(b)	1,179,000	918,094
Series 2021-3, Class M1, 2.30%, 09/27/2066 (a)(b)	135,000	93,336
Series 2022-1, Class B2, 4.15%, 12/27/2066 (a)(b)	1,300,000	1,142,245
Series 2022-2, Class B1, 3.95%, 02/25/2067 (a)(b)	500,000	423,173
Series 2022-3, Class A1, 3.90%, 02/25/2067 (a)(b)	5,490,446	5,421,546
Series 2022-3, Class B1, 4.19%, 02/25/2067 (a)(b)	2,000,000	1,774,702
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056 (a)(b)	1,000,000	637,885
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(b)	50,000	39,684
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067 (a)(b)	1,750,000	1,650,796
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066 (a)(b)	100,000	79,873
Series 2021-3, Class B1, 3.27%, 08/25/2066 (a)(b)	700,000	546,643
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066 (a)(b)	777,000	607,803
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	139,000	98,765
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(b)	1,000,000	775,354
Series 2022-1, Class B1, 3.86%, 01/25/2067 (a)(b)	750,000	587,530
Series 2022-4, Class B1, 5.89%, 09/25/2067 (a)(b)	1,000,000	1,010,090
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054 (a)(b)	168,397	172,743
Series 2025-HE1, Class D, 6.59%, 01/25/2055 (a)(b)	2,000,000	2,075,884
Series 2025-HE5, Class D, 6.36%, 08/25/2055 (a)(b)	2,900,000	2,981,156
Series 2025-HE6, Class D, 6.04%, 09/25/2055 (a)(b)	2,000,000	2,013,066
Series 2025-PF2, Class D, 6.14%, 10/25/2055 (a)(b)	853,000	860,013
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	797,899	658,644
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052 (a)(b)	1,500,000	969,060
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A3, 1.62%, 06/25/2056 (a)(b)	187,282	166,748
Invitation Homes Trust Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	998,290	985,419
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.26%, 12/25/2049 (a)(b)	83,073	78,537
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	325,038	292,661
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	1,342,877	1,134,641
Series 2021-12, Class A8, 2.50%, 02/25/2052 (a)(b)	1,500,000	1,237,499
Series 2021-13, Class A5, 2.50%, 04/25/2052 (a)(b)	1,499,999	1,035,089
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(b)	995,729	836,103
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	902,075	817,765
Series 2023-4, Class 1A2, 6.00%, 11/25/2053 (a)(b)	690,437	694,590
Series 2023-6, Class AX1, 0.27%, 12/26/2053 (a)(b)(d)	18,158,636	43,363
Series 2024-5, Class B4, 6.92%, 11/25/2054 (a)(b)	393,097	374,676
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055 (a)(b)	1,570,728	1,583,957
Series 2025-CES2, Class M1, 6.24%, 06/25/2055 (a)(c)	1,000,000	1,028,471
JP Morgan Wealth Management Series 2020-ATR1, Class A5, 3.00%, 02/25/2050 (a)(b)	1,904,905	1,677,714
Mello Mortgage Capital Acceptance Series 2022-INV2, Class A15, 3.00%, 04/25/2052 (a)(b)	2,001,451	1,752,088
MFRA Trust
Series 2021-INV2, Class M1, 3.20%, 11/25/2056 (a)(b)	2,000,000	1,690,708
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060 (a)(b)	500,000	433,129
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060 (a)(b)	1,000,000	862,615
Mill City Mortgage Trust Series 2017-2, Class M3, 3.25%, 07/25/2059 (a)(b)	160,000	152,342
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.55%, 09/25/2053 (a)(b)	250,000	215,249
Series 2024-3, Class A9, 6.00%, 07/25/2054 (a)(b)	1,816,246	1,846,319
New Residential Mortgage Loan Trust
Series 2019-2A, Class B6, 4.72%, 12/25/2057 (a)(b)	291,910	247,788
Series 2025-NQM5, Class M1, 6.09%, 08/25/2065 (a)(b)	1,750,000	1,761,259
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	749,205	629,373
Series 2021-J3, Class A7, 2.50%, 10/25/2051 (a)(b)	1,500,000	1,033,182
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (a)(b)	613,981	537,520
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	572,658	489,315
Series 2022-INV1, Class A18, 3.00%, 12/25/2051 (a)(b)	158,111	137,820
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00%, 07/25/2069 (a)(c)	1,855,858	1,828,937
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069 (a)(c)	2,000,000	1,918,410
Series 2025-RPL2, Class A2, 4.00%, 08/25/2064 (a)(c)	2,000,000	1,914,792
PRPM LLC
Series 2025-RCF1, Class A2, 4.50%, 02/25/2055 (a)(c)	1,500,000	1,462,706
Series 2025-RCF1, Class A3, 4.50%, 02/25/2055 (a)(c)	1,250,000	1,202,117
Rate Mortgage Trust
Series 2021-HB1, Class A1, 2.50%, 12/25/2051 (a)(b)	1,206,455	1,013,047
Series 2021-J3, Class A25, 2.50%, 10/25/2051 (a)(b)	500,000	336,234
RCKT Mortgage Trust Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	700,383	628,678
Rithm Capital Corp. Series 2015-1A, Class B6, 5.19%, 05/28/2052 (a)(b)	659,518	516,996
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052 (a)(b)	750,000	737,623
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	673,380	688,762
Series 2025-LOC5, Class B1, 7.74% (1 mo. Term SOFR + 3.75%), 10/25/2055 (a)	410,000	412,885
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061 (a)(b)	2,126,094	1,839,435
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	514,855
Series 2021-2, Class B2, 4.04%, 12/25/2061 (a)(b)	910,000	685,826
Series 2022-1, Class A3, 3.68%, 03/27/2062 (a)(b)	952,040	875,826
Starwood Mortgage Residential Trust
Series 2022-2, Class A1, 3.17%, 02/25/2067 (a)(b)	1,393,273	1,352,179
Series 2022-3, Class A1, 4.16%, 03/25/2067 (a)(b)	183,313	183,562
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	916,567	865,455
Towd Point Mortgage Trust
Series 2020-4, Class M1, 2.88%, 10/25/2060 (a)	565,000	455,014
Series 2024-4, Class A2, 4.55%, 10/27/2064 (a)(b)	500,000	478,601
Series 2024-4, Class M1, 4.55%, 10/27/2064 (a)(b)	500,000	460,812
VCAT Asset Securitization LLC Series 2025-NPL1, Class A1, 5.88%, 01/25/2055 (a)(c)	392,233	393,795
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066 (a)(b)	1,750,000	1,361,412
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(b)	1,000,000	775,047
Series 2021-5, Class M1, 2.33%, 09/25/2066 (a)(b)	250,000	189,559
Series 2021-8, Class B1, 4.24%, 11/25/2066 (a)(b)	1,000,000	896,497
Series 2022-2, Class B1, 4.26%, 02/25/2067 (a)(b)	1,300,000	1,093,782
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	202,216	191,655
Vista Point Securitization Trust Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (a)(c)	500,000	501,991
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A3, 2.50%, 06/25/2051 (a)(b)	288,787	255,550
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $79,329,085)		80,752,170

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 51.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QJ6122, 5.00%, 10/01/2054	1,897,333	1,887,909
Pool QJ7063, 5.50%, 10/01/2054	2,364,122	2,397,444
Pool QJ7711, 5.00%, 11/01/2054	1,367,627	1,362,543
Pool QX0791, 5.50%, 12/01/2054	1,899,018	1,927,566
Pool QX1669, 5.00%, 12/01/2054	2,459,327	2,473,242
Pool RA3515, 2.50%, 09/01/2050	4,027,495	3,456,227
Pool RA4179, 2.50%, 12/01/2050	4,529,155	3,852,839
Pool RC1914, 2.00%, 06/01/2036	271,353	250,629
Pool SD0803, 3.00%, 01/01/2052	736,364	656,021
Pool SD1581, 2.50%, 09/01/2052	2,705,535	2,306,558
Pool SD4663, 6.00%, 01/01/2054	2,893,356	2,968,271
Pool SD5470, 5.00%, 03/01/2053	1,973,172	1,975,704
Pool SD6141, 6.00%, 08/01/2054	1,835,052	1,878,838
Pool SD6443, 6.00%, 10/01/2053	1,303,489	1,338,783
Pool SD8150, 2.00%, 06/01/2051	3,708,505	3,019,947
Pool SD8160, 2.00%, 08/01/2051	2,015,937	1,648,185
Pool SD8243, 3.50%, 09/01/2052	291,716	268,707
Pool SD8272, 3.00%, 12/01/2052	3,145,941	2,790,896
Federal National Mortgage Association
Pool 000TBA, 5.00%, 11/15/2040	10,000,000	9,951,214
Pool BR0948, 2.00%, 04/01/2051	1,492,018	1,213,130
Pool BU1842, 2.00%, 01/01/2052	2,562,167	2,081,645
Pool CA7528, 2.50%, 10/01/2050	1,099,343	934,478
Pool CB2795, 3.00%, 02/01/2052	2,380,778	2,115,064
Pool CB3770, 3.50%, 06/01/2052	1,808,376	1,671,023
Pool CB4211, 4.50%, 07/01/2052	2,071,897	2,027,614
Pool DC5656, 5.00%, 11/01/2054	1,970,142	1,976,056
Pool DC6402, 5.00%, 11/01/2054	1,960,887	1,951,148
Pool FA1386, 4.00%, 05/01/2053	1,946,839	1,854,201
Pool FM6099, 2.00%, 02/01/2051	1,172,858	952,895
Pool FP0069, 2.50%, 01/01/2052	1,759,914	1,500,933
Pool FS2531, 2.00%, 06/01/2052	3,296,475	2,685,962
Pool FS9287, 5.50%, 09/01/2054	1,928,538	1,952,104
Pool MA4237, 2.00%, 01/01/2051	5,163,900	4,227,711
Pool MA4599, 3.00%, 05/01/2052	3,807,167	3,370,359
Pool MA4839, 4.00%, 12/01/2052	1,046,346	992,305
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $76,987,335)		77,918,151

ASSET-BACKED SECURITIES - 0.3%	Par	Value
Automobile - 0.3%
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	23,210	23,197
Huntington Bancshares, Inc., Series 2025-2, Class D, 7.43% (30 day avg SOFR US + 3.25%), 09/20/2033 (a)	422,841	421,778
		444,975
TOTAL ASSET-BACKED SECURITIES (Cost $445,933)		444,975

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.2%	Par	Value
Federal Home Loan Mortgage Corp. Series 2019-KF58, Class B, 6.57% (30 day avg SOFR US + 2.26%), 01/25/2026 (a)	253,287	252,892
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $252,021)		252,892

SHORT-TERM INVESTMENTS - 1.2%	Shares	Value
Money Market Funds – 1.2% First American Government Obligations Fund - Class U, 4.05% (e)	1,812,820	1,812,820
TOTAL SHORT-TERM INVESTMENTS (Cost $1,812,820)		1,812,820

TOTAL INVESTMENTS - 106.6% (Cost $158,827,194)		161,181,008
Liabilities in Excess of Other Assets - (6.6)%		(9,915,305)
TOTAL NET ASSETS - 100.0%		$151,265,703
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate TBA – To be Announced

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $81,450,037 or 53.8% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(d)	Interest only security.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Angel Oak Mortgage-Backed Securities ETF
Schedule of Open Futures Contracts
October 31, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(12)	12/19/2025	$(1,352,063)	$(4,917)
U.S. Treasury 5 Year Notes	(55)	12/31/2025	(6,006,602)	(25,114)
Total Unrealized Appreciation (Depreciation)		$–	$–	$(30,031)

The average monthly notional value of long and short futures contracts during the period ended October 31, 2025, was $1,811,333 and ($12,409,575), respectively.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$80,752,170	$–	$80,752,170
Residential Mortgage-Backed Securities - U.S. Government Agency	–	77,918,151	–	77,918,151
Asset-Backed Securities	–	444,975	–	444,975
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	252,892	–	252,892
Short-Term Investments	1,812,820	–	–	1,812,820
Total	$1,812,820	$159,368,188	$–	$161,181,008

Other Financial Instruments Liabilities
Futures Contracts*	$(30,031)	$–	$–	$(30,031)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.